ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of amounts allocated to acquired Avianis intangible assets and their associated weighted-average amortization period

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$15,644	$64,356
Customer relationships	74,600	14,443	60,157
Non-competition agreement	210	209	1
Trade name	14,230	5,493	8,737
Developed technology	19,545	6,380	13,165
Leasehold interest – favorable	600	57	543
Total	$189,185	$42,226	$146,959

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest – favorable	600	35	565
Total	$184,145	$20,435	$163,710

Schedule of unaudited pro forma

	Year Ended December 31,
	2021	2020	2019
Net revenue	$1,196,373	$865,530	$825,749
Net loss	$(198,180)	$(96,679)	$(103,346)
Net loss attributable to Wheels Up Experience Inc.	$(191,343)	$(89,022)	$(93,094)
Net loss per share	$(0.93)	$(0.55)	$(0.90)

Delta Private Jets LLC
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed according to their estimated fair values

As of the date of acquisition, the total preliminary purchase price allocated to the Mountain Aviation assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$32,667
Property and equipment	741
Intangible assets	5,040
Goodwill	37,238
Other assets	45,874
Total assets acquired	121,560
Total liabilities assumed	(81,388)
Net assets acquired	$40,172

Schedule of intangible assets and liabilities, and their associated weighted average amortization periods

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Customer relationships – non-defense	$3,400	7.0
Customer relationships - defense	1,200	4.0
Trade name	330	1.0
Non-competition agreement	110	1.0
Total acquired intangible assets	$3,840	5.8

Gama Aviation LLC
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed according to their estimated fair values

As of the date of acquisition, the total purchase price allocated to the Gama assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$50,316
Property and equipment	696
Intangible assets	13,000
Goodwill	54,757
Other assets	5,866
Total assets acquired	124,635
Total liabilities assumed	(50,705)
Net assets acquired	$73,930

Schedule of intangible assets and liabilities, and their associated weighted average amortization periods

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Customer relationships	$10,000	10.0
Trade name	3,000	2.0
Total acquired intangible assets	$13,000	8.2

Travel Management Company, LLC
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed according to their estimated fair values

As of the date of acquisition, the total purchase price allocated to the TMC assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$3,468
Property and equipment	27,198
Intangible assets	2,100
Goodwill	3,732
Other assets	3,774
Total assets acquired	40,272
Total liabilities assumed	(10,492)
Net assets acquired	$29,780

Schedule of intangible assets and liabilities, and their associated weighted average amortization periods

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Non-competition agreement	$100	1.0
Trade name	900	5.0
Developed technology	500	5.0
Leasehold interest - favorable	600	27.0
Total acquired intangible assets	$2,100	11.1

Avianis Systems LLC
Business Acquisition [Line Items]
Schedule of total purchase price allocated

As of the date of acquisition, the total purchase price allocated to the Avianis assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$99
Intangible assets	18,947
Total assets acquired	19,046
Total liabilities assumed	(802)
Net assets acquired	$18,244

Schedule of amounts allocated to acquired Avianis intangible assets and their associated weighted-average amortization period

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Developed technology	$18,947	7.0